Debt and Credit Agreements - Schedule of Long-Term Debt (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current liabilities:
Long-term debt payable within one year	$ 806	$ 653
Long-term liabilities:
Long-term debt	12,302	10,822
Total long-term debt	$ 13,108	$ 11,475